Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income tax provision
Federal	$ 2,623	$ 2,226	$ 1,807
State	437	410	338
Total current income tax provision	3,060	2,636	2,145
Federal	(115)	(182)	101
State	(17)	(18)	12
Total deferred income tax provision	(132)	(200)	113
Total	2,928	2,436	2,258
Reconciliation of the statutory income tax rate to the Company's effective income tax rate
Statutory income tax rate	35.00%	35.00%	35.00%
State income taxes, net of federal tax benefit	4.00%	3.90%	3.90%
Other	(0.10%)	(0.30%)	0.40%
Effective income tax rate	38.90%	38.60%	39.30%
Deferred tax assets:
Lease and rents	344	336
Inventories	0	141
Employee benefits	213	202
Allowance for doubtful accounts	79	137
Retirement benefits	172	115
Net operating losses	10	5
Depreciation	192	0
Other	598	430
Valuation allowance	(3)	0
Total deferred tax assets	1,605	1,366
Deferred tax liabilities:
Inventories	(69)	0
Depreciation and amortization	(4,512)	(4,457)
Total deferred tax liabilities	(4,581)	(4,457)
Net deferred tax liabilities	(2,976)	(3,091)
Net deferred tax assets (liabilities) presented on the consolidated balance sheets
Deferred tax assets—current	902	693
Deferred tax assets—noncurrent valuation allowance	23	0
Deferred tax liabilities—noncurrent	(3,901)	(3,784)
Net deferred tax liabilities	(2,976)	(3,091)
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Beginning balance	80	38	35
Additions based on tax positions related to the current year	19	15	3
Additions based on tax positions related to prior years	37	42	13
Reductions for tax positions of prior years	(1)	(2)	0
Expiration of statutes of limitation	(17)	(12)	(7)
Settlements	(1)	(1)	(6)
Ending balance	117	80	38
Utilization or reduction of the company's reserve for uncertain tax positions over the next twelve months	13
Interest recognized related to unrecognized tax benefits	4	4	2
Accrued interest and penalties related to unrecognized tax benefits	10	10
Unrecognized tax benefits that would impact effective tax rate	$ 95